Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information regarding the total compensation, for services rendered in all capacities, that was paid to, awarded to or earned by our CEO (referred to below as our “PEO” or principal executive officer) (and on average to our non-CEO NEOs, or our “Other NEOs”), as compared to compensation actually paid (“CAP”) to our CEO (and on average to our Other NEOs) and certain Company and peer performance measures during the years ended December 31, 2024, 2023 and 2022, as calculated in accordance with Item 402(v) of Regulation S-K (the “Pay Versus Performance Table”).

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(3)	Net Income ($)
2024	3,689,490	11,213,466	2,725,870	5,020,816	63.90	120.60	(140,039,000)
2023	4,935,266	(1,156,797)	1,622,096	231,716	14.82	122.27	(262,140,000)
2022	4,581,555	2,422,054	2,310,749	1,326,466	67.89	117.87	(311,458,000)
2021	4,824,123	441,904	3,070,296	1,021,432	95.14	132.30	(206,356,000)
2020	2,750,883	16,770,089	4,058,365	5,681,144	129.04	133.14	(135,678,000)

Named Executive Officers, Footnote	Amounts represent compensation actually paid to our CEO (which was Todd Franklin Watanabe each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes:

Year	Other NEOs
2024	David Topper, Patrick Burnett, L. Todd Edwards, Masaru Matsuda, and John Smither
2023	Patrick Burnett and L. Todd Edwards
2022	Masaru Matsuda, Patrick Burnett, Kenneth Lock, and Scott Burrows
2021	Matthew Moore, Scott Burrows, Patrick Burnett, David Osborne, and John Smither
2020	Patrick Burnett and Kenneth Lock

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Biotechnology Index (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting January 31, 2020 (Date of Arcutis Biotherapeutics IPO) through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 3,689,490	$ 4,935,266	$ 4,581,555	$ 4,824,123	$ 2,750,883
PEO Actually Paid Compensation Amount	$ 11,213,466	(1,156,797)	2,422,054	441,904	16,770,089
Adjustment To PEO Compensation, Footnote
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,458,857)	$(2,051,390)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,334,639	$2,755,065
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$610,222	$328,498
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$3,019,125	$864,775
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,018,848	$397,998
TOTAL ADJUSTMENTS	$7,523,977	$2,294,946

Non-PEO NEO Average Total Compensation Amount	$ 2,725,870	1,622,096	2,310,749	3,070,296	4,058,365
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,020,816	231,716	1,326,466	1,021,432	5,681,144
Adjustment to Non-PEO NEO Compensation Footnote
CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2024
Adjustments	PEO	Average Other NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,458,857)	$(2,051,390)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,334,639	$2,755,065
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$610,222	$328,498
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$3,019,125	$864,775
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$1,018,848	$397,998
TOTAL ADJUSTMENTS	$7,523,977	$2,294,946

Compensation Actually Paid vs. Total Shareholder Return
The graphs below compare the CAP to our CEO and the average of the CAP to our Other NEOs, with (i) our cumulative TSR and (ii) our net income, in each case, for the fiscal years ended December 31, 2022, 2023 and 2024. CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

TSR amounts reported in the graph assume an initial fixed investment of $100 was invested for the period starting January 31, 2020 through the end of the listed year in the Company and our Peer Group.

Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income, we do not currently utilize GAAP or non-GAAP net income as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income has less of an impact on compensation actually paid. The key factor that drove the changes in compensation actually paid is the fluctuations of our stock price.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
The graphs below compare the CAP to our CEO and the average of the CAP to our Other NEOs, with (i) our cumulative TSR and (ii) our net income, in each case, for the fiscal years ended December 31, 2022, 2023 and 2024. CAP is influenced by numerous factors including, but not limited to, the timing of new grant issuances and award vesting, NEO mix, share price volatility during the fiscal year, our mix of performance metrics and other factors.

TSR amounts reported in the graph assume an initial fixed investment of $100 was invested for the period starting January 31, 2020 through the end of the listed year in the Company and our Peer Group.

Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income, we do not currently utilize GAAP or non-GAAP net income as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income has less of an impact on compensation actually paid. The key factor that drove the changes in compensation actually paid is the fluctuations of our stock price.

Total Shareholder Return Amount	$ 63.90	14.82	67.89	95.14	129.04
Peer Group Total Shareholder Return Amount	120.60	122.27	117.87	132.30	133.14
Net Income (Loss)	$ (140,039,000)	$ (262,140,000)	$ (311,458,000)	$ (206,356,000)	$ (135,678,000)
PEO Name	Todd Franklin Watanabe
Additional 402(v) Disclosure	The column assumes $100 was invested for the period starting January 31, 2020 (Date of Arcutis Biotherapeutics IPO) through the end of the listed year in the Company. Historical stock performance is not necessarily indicative of future stock performance.
Pay Versus Performance Tabular List
	In the years covered by this table, we did not use financial performance measures for our short or long-term incentive compensation for our NEOs. As described in more detail in “Executive Compensation – Compensation Discussion and Analysis,” our executive compensation program reflects a variable “pay-for-performance” philosophy. Over the three years since our initial public offering, we have not used financial or other performance measures to align executive compensation with our performance. Therefore, this analysis only covers the performance measures presented in the Pay-Versus-Performance Table. Moreover, while we generally seek to prioritize long-term performance as our primary incentive for our CEO and our other NEOs, we do not specifically align our performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,523,977
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,458,857)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,334,639
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,019,125
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,222
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,018,848
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,294,946
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,051,390)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,755,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	864,775
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,498
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 397,998